PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of December 31,
	2024	2025
	S$’000	S$’000
At cost:
Computer and software	50	50
Furniture and fittings	11	11
Leasehold industrial property	535	535
Renovations	68	68
	664	664
Less: Accumulated depreciation	(80)	(127)
Property and equipment, net	584	537